DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF

November 30, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 96.8%
Brazil - 2.9%
Ambev SA	292,014	$884,016
Americanas SA	69,115	138,787
Atacadao SA	56,149	170,514
B3 SA - Brasil Bolsa Balcao	667,560	1,615,965
Banco Bradesco SA	158,213	413,975
Banco BTG Pactual SA	159,052	761,265
Banco do Brasil SA	93,804	629,308
Banco Santander Brasil SA	43,374	228,137
BB Seguridade Participacoes SA	74,320	442,630
BRF SA*	42,849	76,755
CCR SA	119,806	269,055
Centrais Eletricas Brasileiras SA	63,494	573,508
Cia de Saneamento Basico do Estado de Sao Paulo	21,059	241,433
Cia Energetica de Minas Gerais	25,731	88,415
Cia Siderurgica Nacional SA	29,795	82,267
CPFL Energia SA	11,601	76,990
Energisa SA	23,093	190,187
Engie Brasil Energia SA	18,815	141,324
Equatorial Energia SA	40,610	212,749
Hapvida Participacoes e Investimentos SA, 144A	301,047	297,681
Hypera SA	28,527	241,070
Itau Unibanco Holding SA	46,529	199,253
Klabin SA	50,093	187,654
Localiza Rent a Car SA	39,183	447,801
Localiza Rent a Car SA*	120	1,304
Lojas Renner SA	102,598	451,651
Magazine Luiza SA*	205,832	133,469
Multiplan Empreendimentos Imobiliarios SA	17,634	76,890
Natura & Co. Holding SA	92,809	206,662
Neoenergia SA	20,444	61,696
Pagseguro Digital Ltd., Class A*	15,628	164,563
Porto Seguro SA	19,374	89,192
Raia Drogasil SA	127,371	558,284
Rede D’Or Sao Luiz SA, 144A	47,481	280,437
Rumo SA	136,429	504,851
Sendas Distribuidora SA	66,496	253,526
StoneCo Ltd., Class A*	24,877	290,563
Suzano SA	51,259	518,068
Telefonica Brasil SA	45,178	326,885
TIM SA	85,684	211,815
TOTVS SA	45,231	265,427
WEG SA	97,183	720,723
XP, Inc., Series BDR*	7,107	122,360
XP, Inc., Class A*(a)	15,820	277,008

(Cost $16,214,761)		14,126,113

Chile - 0.3%
Banco de Chile	2,903,192	272,907
Banco de Credito e Inversiones SA	7,264	195,448
Banco Santander Chile	6,993,460	270,139
Cencosud SA	139,513	206,097
Cencosud Shopping SA	36,524	46,416
Cia Sud Americana de Vapores SA	1,454,900	117,690
Empresas CMPC SA	80,465	132,424
Enel Americas SA	1,233,149	162,355
Falabella SA	45,611	80,916

(Cost $1,703,296)		1,484,392

China - 28.0%
360 Security Technology, Inc., Class A	33,054	32,151
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	17,936	44,767
AAC Technologies Holdings, Inc.*	32,826	75,531
Agricultural Bank of China Ltd., Class A	620,639	252,337
Agricultural Bank of China Ltd., Class H	3,354,314	1,117,317
Aier Eye Hospital Group Co. Ltd., Class A	31,520	120,588
Air China Ltd., Class A*	17,096	25,245
Air China Ltd., Class H*	69,821	55,460
Airtac International Group	7,969	243,669
Alibaba Group Holding Ltd., ADR*	123,307	10,796,761
Aluminum Corp. of China Ltd., Class A	57,672	36,393
Aluminum Corp. of China Ltd., Class H	197,031	82,543
Angang Steel Co. Ltd., Class A	34,600	13,530
Angang Steel Co. Ltd., Class H	113,112	32,316
Angel Yeast Co. Ltd., Class A	6,112	37,620
Anhui Conch Cement Co. Ltd., Class A	12,732	51,388
Anhui Conch Cement Co. Ltd., Class H	45,325	164,042
Anjoy Foods Group Co. Ltd., Class A	1,900	42,380
ANTA Sports Products Ltd.	80,238	934,422
Apeloa Pharmaceutical Co. Ltd., Class A	6,900	20,066
Asymchem Laboratories Tianjin Co. Ltd., Class A	2,452	46,440
Autohome, Inc., ADR	7,797	233,130
Avary Holding Shenzhen Co. Ltd., Class A	4,836	19,799
Baidu, Inc., ADR*	30,115	3,270,489
Bank of Beijing Co. Ltd., Class A	91,802	55,598
Bank of China Ltd., Class A	149,013	66,265
Bank of China Ltd., Class H	5,497,954	1,951,103
Bank of Communications Co. Ltd., Class A	224,214	149,401
Bank of Communications Co. Ltd., Class H	838,680	473,843
Bank of Hangzhou Co. Ltd., Class A	35,743	66,707
Bank of Jiangsu Co. Ltd., Class A	62,276	65,146
Bank of Nanjing Co. Ltd., Class A	52,895	77,436
Bank of Ningbo Co. Ltd., Class A	31,455	142,587
Bank of Shanghai Co. Ltd., Class A	65,639	55,320

Bank of Zhengzhou Co. Ltd., Class A*	73,100	25,593
Baoshan Iron & Steel Co. Ltd., Class A	64,956	51,719
BBMG Corp., Class A	45,480	17,143
BeiGene Ltd., ADR*(a)	5,201	996,564
Beijing Dabeinong Technology Group Co. Ltd., Class A*	19,038	25,049
Beijing New Building Materials PLC, Class A	8,000	29,635
Beijing Shiji Information Technology Co. Ltd., Class A	8,680	18,185
Beijing United Information Technology Co. Ltd., Class A	4,990	72,650
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	2,684	61,690
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	198,928	138,450
BGI Genomics Co. Ltd., Class A	3,200	27,119
Bilibili, Inc., ADR*(a)	25,662	445,492
Bloomage Biotechnology Corp. Ltd., Class A	2,107	32,244
Blue Moon Group Holdings Ltd., 144A	121,938	84,672
BOC International China Co. Ltd., Class A	14,455	22,978
BOE Technology Group Co. Ltd., Class A	123,687	62,511
BYD Co. Ltd., Class A	6,878	251,989
BYD Co. Ltd., Class H	57,431	1,409,011
By-health Co. Ltd., Class A	4,800	13,485
CanSino Biologics, Inc., Class H, 144A	4,744	60,443
CGN Power Co. Ltd., Class A	122,190	47,437
CGN Power Co. Ltd., Class H, 144A	1,178,547	285,370
Changchun High & New Technology Industry Group, Inc., Class A	1,512	36,095
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	1,412	26,310
Chaozhou Three-Circle Group Co. Ltd., Class A	11,300	48,144
Chengxin Lithium Group Co. Ltd., Class A	5,100	30,513
Chifeng Jilong Gold Mining Co. Ltd., Class A*	9,000	25,043
China Baoan Group Co. Ltd., Class A	13,549	25,057
China Bohai Bank Co. Ltd., Class H, 144A	245,802	35,585
China Cinda Asset Management Co. Ltd., Class H	529,076	69,138
China CITIC Bank Corp. Ltd., Class H	641,557	284,388
China Conch Venture Holdings Ltd.	94,009	213,660
China Construction Bank Corp., Class A	59,021	46,577
China Construction Bank Corp., Class H	10,148,129	6,123,591
China CSSC Holdings Ltd., Class A	8,613	30,507
China Eastern Airlines Corp. Ltd., Class A*	56,408	42,603
China Eastern Airlines Corp. Ltd., Class H*	105,864	39,332
China Everbright Bank Co. Ltd., Class A	169,415	71,511
China Everbright Bank Co. Ltd., Class H	466,999	138,804
China Evergrande Group*(b)	185,090	0
China Feihe Ltd., 144A	112,982	91,625
China Galaxy Securities Co. Ltd., Class H	297,996	147,366
China Great Wall Securities Co. Ltd., Class A	33,500	41,239
China Greatwall Technology Group Co. Ltd., Class A	13,749	23,195
China Hongqiao Group Ltd.	175,112	162,201
China International Capital Corp. Ltd., Class A	10,188	55,215
China International Capital Corp. Ltd., Class H, 144A	174,169	324,440
China International Marine Containers Group Co. Ltd., Class H	25,316	19,590
China Jushi Co. Ltd., Class A	19,600	39,734
China Lesso Group Holdings Ltd.	71,198	86,563
China Life Insurance Co. Ltd., Class A	6,829	34,851
China Life Insurance Co. Ltd., Class H	496,331	754,146
China Literature Ltd., 144A*	32,996	117,730
China Meidong Auto Holdings Ltd.	50,698	95,869
China Merchants Bank Co. Ltd., Class A	78,760	388,710
China Merchants Bank Co. Ltd., Class H	270,471	1,358,332
China Merchants Securities Co. Ltd., Class A	55,344	105,476
China Merchants Securities Co. Ltd., Class H, 144A	25,675	25,196
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	34,643	74,827
China Minsheng Banking Corp. Ltd., Class A	143,963	71,539
China Minsheng Banking Corp. Ltd., Class H(a)	449,954	155,067
China National Building Material Co. Ltd., Class H	233,957	205,617
China National Chemical Engineering Co. Ltd., Class A	52,701	62,644
China National Nuclear Power Co. Ltd., Class A	109,672	96,612
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	13,154	48,597
China Pacific Insurance Group Co. Ltd., Class A	29,460	101,228
China Pacific Insurance Group Co. Ltd., Class H	156,129	352,443
China Railway Group Ltd., Class A	73,124	60,700
China Railway Group Ltd., Class H	267,460	150,426

China Railway Signal & Communication Corp. Ltd., Class H, 144A	194,842	62,405
China Reinsurance Group Corp., Class H	663,791	42,096
China Resources Mixc Lifestyle Services Ltd., 144A	45,989	217,705
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	7,800	65,210
China Southern Airlines Co. Ltd., Class H*	116,493	68,951
China State Construction Engineering Corp. Ltd., Class A	142,259	118,088
China Tower Corp. Ltd., Class H, 144A	2,780,741	299,253
China United Network Communications Ltd., Class A	141,167	87,886
China Vanke Co. Ltd., Class A	33,752	88,864
China Vanke Co. Ltd., Class H	119,922	246,742
China Yangtze Power Co. Ltd., Class A	177,818	532,685
China Zhenhua Group Science & Technology Co. Ltd., Class A	3,284	52,926
China Zheshang Bank Co. Ltd., Class A*	90,700	37,773
Chongqing Brewery Co. Ltd., Class A	3,100	48,140
Chongqing Changan Automobile Co. Ltd., Class A	25,670	48,741
Chongqing Rural Commercial Bank Co. Ltd., Class H	250,913	83,900
Chongqing Zhifei Biological Products Co. Ltd., Class A	7,540	96,289
CIFI Holdings Group Co. Ltd.(a)	300,749	45,466
CITIC Securities Co. Ltd., Class A	46,746	130,797
CITIC Securities Co. Ltd., Class H	151,543	302,096
CMOC Group Ltd., Class H	169,141	78,227
Contemporary Amperex Technology Co. Ltd., Class A	15,756	856,359
COSCO SHIPPING Development Co. Ltd., Class H	219,713	29,837
COSCO SHIPPING Holdings Co. Ltd., Class A	36,076	64,324
COSCO SHIPPING Holdings Co. Ltd., Class H	222,523	240,327
Country Garden Holdings Co. Ltd.(a)	617,482	238,117
Country Garden Services Holdings Co. Ltd.	206,295	505,331
CRRC Corp. Ltd., Class A	110,900	83,916
CRRC Corp. Ltd., Class H	204,213	83,721
CSC Financial Co. Ltd., Class A	14,300	49,601
CSC Financial Co. Ltd., Class H, 144A	57,366	50,564
Dali Foods Group Co. Ltd., 144A	140,667	66,499
DaShenLin Pharmaceutical Group Co. Ltd., Class A	5,739	34,198
Dong-E-E-Jiao Co. Ltd., Class A	5,400	29,533
Dongfang Electric Corp. Ltd., Class A	10,172	34,694
Dongfang Electric Corp. Ltd., Class H	25,040	44,784
Dongfeng Motor Group Co. Ltd., Class H	122,828	68,767
East Money Information Co. Ltd., Class A	59,756	156,064
Ecovacs Robotics Co. Ltd., Class A	1,965	19,984
Eve Energy Co. Ltd., Class A	6,482	75,906
Everbright Securities Co. Ltd., Class A	43,488	99,272
Evergrande Property Services Group Ltd., 144A*(b)	362,957	0
Fangda Carbon New Material Co. Ltd., Class A*	29,300	26,638
Flat Glass Group Co. Ltd., Class A	9,482	47,105
Flat Glass Group Co. Ltd., Class H	59,696	154,106
Focus Media Information Technology Co. Ltd., Class A	28,042	23,713
Foshan Haitian Flavouring & Food Co. Ltd., Class A	9,259	91,968
Founder Securities Co. Ltd., Class A	44,118	42,227
Foxconn Industrial Internet Co. Ltd., Class A	26,457	34,175
Fujian Sunner Development Co. Ltd., Class A	8,260	29,222
Fuyao Glass Industry Group Co. Ltd., Class A	12,131	63,587
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	36,813	160,825
Gan & Lee Pharmaceuticals Co. Ltd., Class A	5,100	24,544
Ganfeng Lithium Group Co. Ltd., Class A	7,847	89,730
Ganfeng Lithium Group Co. Ltd., Class H, 144A	22,995	199,739
GDS Holdings Ltd., ADR*(a)	19,810	314,979
GEM Co. Ltd., Class A	26,341	30,307
Gemdale Corp., Class A	13,396	22,126
Genscript Biotech Corp.*	108,205	273,926
GF Securities Co. Ltd., Class A	40,163	90,775
GF Securities Co. Ltd., Class H	140,265	203,421
GigaDevice Semiconductor, Inc., Class A	1,804	25,669
GoerTek, Inc., Class A	10,488	26,858
Gotion High-tech Co. Ltd., Class A	9,419	42,550
Great Wall Motor Co. Ltd., Class A	7,101	32,059
Great Wall Motor Co. Ltd., Class H	126,094	182,223
Gree Electric Appliances, Inc. of Zhuhai, Class A	22,370	101,594
Greentown China Holdings Ltd.	38,013	64,577
Guangdong Haid Group Co. Ltd., Class A	6,070	48,476
Guangdong Kinlong Hardware Products Co. Ltd., Class A	1,171	17,181
Guangzhou Automobile Group Co. Ltd., Class H	122,828	87,493
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	7,832	32,407

Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	27,363	73,092
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	2,871	27,642
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	4,300	37,230
Guangzhou Tinci Materials Technology Co. Ltd., Class A	11,210	71,151
Guosen Securities Co. Ltd., Class A	21,556	27,784
Guotai Junan Securities Co. Ltd., Class A	21,291	42,050
Guotai Junan Securities Co. Ltd., Class H, 144A	61,314	71,404
Guoyuan Securities Co. Ltd., Class A	46,400	45,525
H World Group Ltd., ADR	6,258	239,556
Haidilao International Holding Ltd., 144A*	94,340	231,091
Haier Smart Home Co. Ltd., Class A	23,907	82,789
Haier Smart Home Co. Ltd., Class H	149,827	491,393
Haitong Securities Co. Ltd., Class A	49,036	61,887
Haitong Securities Co. Ltd., Class H	197,837	121,660
Hangzhou First Applied Material Co. Ltd., Class A	11,644	98,776
Hangzhou Robam Appliances Co. Ltd., Class A	10,200	37,410
Hangzhou Silan Microelectronics Co. Ltd., Class A	9,789	50,579
Hangzhou Tigermed Consulting Co. Ltd., Class A	2,805	35,085
Hangzhou Tigermed Consulting Co. Ltd., Class H, 144A	7,661	72,336
Hansoh Pharmaceutical Group Co. Ltd., 144A	77,868	147,246
Henan Shuanghui Investment & Development Co. Ltd., Class A	7,800	27,815
Hengan International Group Co. Ltd.	36,388	167,593
Hithink RoyalFlush Information Network Co. Ltd., Class A	3,742	53,122
Hongfa Technology Co. Ltd., Class A	7,890	38,662
Hua Hong Semiconductor Ltd., 144A*	60,442	208,301
Huadong Medicine Co. Ltd., Class A	6,850	39,861
Huafon Chemical Co. Ltd., Class A	39,300	40,223
Huaneng Lancang River Hydropower, Inc., Class A	63,742	60,740
Huatai Securities Co. Ltd., Class A	35,679	65,832
Huatai Securities Co. Ltd., Class H, 144A	65,814	75,970
Huaxia Bank Co. Ltd., Class A	87,452	64,692
Huayu Automotive Systems Co. Ltd., Class A	21,406	55,785
Huizhou Desay Sv Automotive Co. Ltd., Class A	3,670	56,986
Hunan Valin Steel Co. Ltd., Class A	35,305	23,924
Hundsun Technologies, Inc., Class A	8,183	46,162
Iflytek Co. Ltd., Class A	12,131	55,230
Industrial & Commercial Bank of China Ltd., Class A	449,792	273,042
Industrial & Commercial Bank of China Ltd., Class H	8,511,783	4,263,797
Industrial Bank Co. Ltd., Class A	80,490	201,124
Industrial Securities Co. Ltd., Class A*	68,416	58,723
Ingenic Semiconductor Co. Ltd., Class A	3,880	43,234
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	147,163	41,343
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	27,518	112,076
Innovent Biologics, Inc., 144A*	50,178	197,035
Inspur Electronic Information Industry Co. Ltd., Class A	7,671	24,041
Intco Medical Technology Co. Ltd., Class A	5,196	18,045
iQIYI, Inc., ADR*	23,545	69,929
JA Solar Technology Co. Ltd., Class A	18,294	150,307
Jafron Biomedical Co. Ltd., Class A	5,198	23,240
Jason Furniture Hangzhou Co. Ltd., Class A	4,100	20,837
JCET Group Co. Ltd., Class A	8,792	31,030
JD Health International, Inc., 144A*(a)	44,285	386,370
JD.com, Inc., ADR	63,631	3,638,421
JD.com, Inc., Class A	25,217	706,871
Jiangsu Eastern Shenghong Co. Ltd., Class A	23,742	44,511
Jiangsu Hengrui Medicine Co. Ltd., Class A	30,512	171,566
Jiangsu Yangnong Chemical Co. Ltd., Class A	2,600	38,848
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	11,000	57,084
Jiangsu Zhongtian Technology Co. Ltd., Class A	15,525	36,579
Jiangxi Copper Co. Ltd., Class A	9,112	22,357
Jiangxi Copper Co. Ltd., Class H	59,850	86,645
Jiangxi Zhengbang Technology Co. Ltd., Class A*	21,900	12,645
Joinn Laboratories China Co. Ltd., Class H, 144A	11,628	53,853
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	5,489	28,632
KE Holdings, Inc., ADR*	38,174	645,904
Kingdee International Software Group Co. Ltd.*	301,997	498,331
Kingfa Sci & Tech Co. Ltd., Class A	4,300	6,107
Kingsoft Corp. Ltd.	88,406	277,490
Kuaishou Technology, 144A*	77,417	560,878

Kuang-Chi Technologies Co. Ltd., Class A*	9,700	24,019
LB Group Co. Ltd., Class A	7,201	18,176
Legend Holdings Corp., Class H, 144A	111,158	113,358
Lenovo Group Ltd.	753,219	634,960
Lens Technology Co. Ltd., Class A	11,938	17,915
Lepu Medical Technology Beijing Co. Ltd., Class A	7,400	23,662
Li Auto, Inc., ADR*(a)	60,001	1,320,022
Li Ning Co. Ltd.	153,037	1,200,886
Lingyi iTech Guangdong Co., Class A*	39,435	27,390
Livzon Pharmaceutical Group, Inc., Class H	20,431	71,196
Longfor Group Holdings Ltd., 144A(a)	137,016	413,391
LONGi Green Energy Technology Co. Ltd., Class A	59,333	383,461
Lufax Holding Ltd., ADR	199,985	371,972
Luxshare Precision Industry Co. Ltd., Class A	29,353	128,086
Mango Excellent Media Co. Ltd., Class A	7,960	28,296
Maxscend Microelectronics Co. Ltd., Class A	2,174	35,328
Meituan, Class B, 144A*	458,819	9,616,653
Metallurgical Corp. of China Ltd., Class A	56,242	26,440
Metallurgical Corp. of China Ltd., Class H	220,909	49,528
Microport Scientific Corp.*	72,502	169,795
Ming Yang Smart Energy Group Ltd., Class A	11,834	44,723
Ming Yuan Cloud Group Holdings Ltd.(a)	34,205	26,337
Montage Technology Co. Ltd., Class A	3,022	28,707
Muyuan Foods Co. Ltd., Class A	15,550	105,525
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	15,500	38,402
NARI Technology Co. Ltd., Class A	26,736	100,285
NAURA Technology Group Co. Ltd., Class A	2,163	68,061
NavInfo Co. Ltd., Class A	11,031	18,345
NetEase, Inc., ADR	26,921	1,914,621
New China Life Insurance Co. Ltd., Class A	4,480	18,139
New China Life Insurance Co. Ltd., Class H	71,713	167,396
New Hope Liuhe Co. Ltd., Class A*	10,878	20,916
Ninestar Corp., Class A	7,759	59,182
Ningbo Tuopu Group Co. Ltd., Class A	3,500	33,347
NIO, Inc., ADR*(a)	163,154	2,085,108
Nongfu Spring Co. Ltd., Class H, 144A(a)	114,619	662,266
Offcn Education Technology Co. Ltd., Class A*	26,339	18,406
Oppein Home Group, Inc., Class A	2,766	42,563
Orient Securities Co. Ltd., Class A	23,380	29,474
Ovctek China, Inc., Class A	3,677	16,351
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A*	47,342	36,157
People’s Insurance Co. Group of China Ltd., Class A	39,304	30,074
People’s Insurance Co. Group of China Ltd., Class H	584,409	196,163
Pharmaron Beijing Co. Ltd., Class A	5,505	49,831
Pharmaron Beijing Co. Ltd., Class H, 144A	10,945	62,258
PICC Property & Casualty Co. Ltd., Class H	443,475	446,571
Pinduoduo, Inc., ADR*	50,339	4,129,812
Ping An Bank Co. Ltd., Class A	93,433	171,867
Ping An Healthcare and Technology Co. Ltd., 144A*(a)	35,301	88,009
Ping An Insurance Group Co. of China Ltd., Class A	69,167	438,912
Ping An Insurance Group Co. of China Ltd., Class H	680,234	4,161,319
Poly Developments and Holdings Group Co. Ltd., Class A	43,488	102,219
Poly Property Services Co. Ltd., Class H	10,741	63,300
Pop Mart International Group Ltd., 144A(a)	18,980	42,164
Postal Savings Bank of China Co. Ltd., Class A	100,873	63,512
Postal Savings Bank of China Co. Ltd., Class H, 144A	828,114	496,518
Qinghai Salt Lake Industry Co. Ltd., Class A*	28,100	100,324
Rongsheng Petrochemical Co. Ltd., Class A	23,842	41,703
SAIC Motor Corp. Ltd., Class A	18,888	40,477
Sangfor Technologies, Inc., Class A	3,812	60,396
Sany Heavy Industry Co. Ltd., Class A	30,512	68,531
Satellite Chemical Co. Ltd., Class A	27,749	56,998
Seazen Group Ltd.*(a)	145,728	65,345
Seazen Holdings Co. Ltd., Class A*	10,115	32,529
SF Holding Co. Ltd., Class A	17,931	134,162
SG Micro Corp., Class A	1,209	30,210
Shandong Gold Mining Co. Ltd., Class H, 144A	49,319	96,294
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	18,550	87,230
Shandong Linglong Tyre Co. Ltd., Class A	4,844	13,738
Shandong Nanshan Aluminum Co. Ltd., Class A	107,584	53,158
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	149,410	217,066

Shanghai Baosight Software Co. Ltd., Class A	3,947	21,943
Shanghai Baosight Software Co. Ltd., Class B	31,434	94,365
Shanghai Electric Group Co. Ltd., Class H*	303,875	71,243
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	13,471	70,554
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	48,230	159,418
Shanghai Fudan Microelectronics Group Co. Ltd., Class H	25,376	118,500
Shanghai International Airport Co. Ltd., Class A*	7,184	56,267
Shanghai International Port Group Co. Ltd., Class A	42,100	32,391
Shanghai Jinjiang International Hotels Co. Ltd., Class A	5,632	44,127
Shanghai Junshi Biosciences Co. Ltd., Class A*	4,474	41,749
Shanghai Junshi Biosciences Co. Ltd., Class H, 144A*	6,944	30,692
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	65,381	52,566
Shanghai M&G Stationery, Inc., Class A	4,400	29,679
Shanghai MicroPort MedBot Group Co. Ltd.*(a)	19,404	74,330
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	17,000	46,439
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	47,085	78,058
Shanghai Pudong Development Bank Co. Ltd., Class A	112,261	114,423
Shanghai Putailai New Energy Technology Co. Ltd., Class A	3,732	29,240
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	18,885	19,409
Shanxi Taigang Stainless Steel Co. Ltd., Class A	44,671	28,441
Shenwan Hongyuan Group Co. Ltd., Class A	74,927	43,685
Shenzhen Capchem Technology Co. Ltd., Class A	3,357	18,838
Shenzhen Dynanonic Co. Ltd., Class A	900	28,739
Shenzhen Inovance Technology Co. Ltd., Class A	8,818	87,464
Shenzhen Kangtai Biological Products Co. Ltd., Class A	3,624	17,599
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	7,791	357,019
Shenzhen Overseas Chinese Town Co. Ltd., Class A	36,464	30,114
Shenzhen SC New Energy Technology Corp., Class A	1,900	34,467
Shenzhou International Group Holdings Ltd.	51,631	460,713
Sichuan Chuantou Energy Co. Ltd., Class A	27,600	46,483
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	5,800	19,307
Sichuan Road & Bridge Group Co. Ltd., Class A	41,752	69,139
Sichuan Swellfun Co. Ltd., Class A	3,800	33,636
Sinoma Science & Technology Co. Ltd., Class A	5,182	17,031
Sinopharm Group Co. Ltd., Class H	90,678	214,221
Sinotrans Ltd., Class H	140,207	44,906
Sinotruk Hong Kong Ltd.	43,975	57,015
Sunac China Holdings Ltd.*(b)	230,518	0
Sungrow Power Supply Co. Ltd., Class A	8,089	131,323
Sunny Optical Technology Group Co. Ltd.	43,884	511,057
Sunwoda Electronic Co. Ltd., Class A	10,172	34,751
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	8,700	31,810
Suzhou Maxwell Technologies Co. Ltd., Class A	1,290	78,308
TCL Technology Group Corp., Class A	94,768	53,782
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	24,262	142,382
Tencent Holdings Ltd.	657,573	24,195,114
Tencent Music Entertainment Group, ADR*	64,990	455,580
Thunder Software Technology Co. Ltd., Class A	2,871	46,407
Tingyi Cayman Islands Holding Corp.	68,291	111,638
Tongcheng Travel Holdings Ltd.*	101,331	216,540
Tongwei Co. Ltd., Class A	18,550	113,444
Topchoice Medical Corp., Class A*	1,965	35,094
Topsports International Holdings Ltd., 144A	135,291	86,144
TravelSky Technology Ltd., Class H	98,588	198,300
Trina Solar Co. Ltd., Class A	11,239	102,338
Trip.com Group Ltd., ADR*	70,037	2,237,682
Unigroup Guoxin Microelectronics Co. Ltd., Class A	3,428	63,633
Uni-President China Holdings Ltd.	78,694	68,960
Universal Scientific Industrial Shanghai Co. Ltd., Class A	18,400	46,055
Vipshop Holdings Ltd., ADR*	35,883	400,095
Walvax Biotechnology Co. Ltd., Class A	6,070	36,222

Wanhua Chemical Group Co. Ltd., Class A	12,131	153,274
Want Want China Holdings Ltd.	261,042	177,250
Weibo Corp., ADR*	6,629	105,666
Weichai Power Co. Ltd., Class A	13,688	20,734
Weichai Power Co. Ltd., Class H	147,188	194,604
Wens Foodstuffs Group Co. Ltd., Class A	15,686	39,771
Western Securities Co. Ltd., Class A	44,956	40,681
Will Semiconductor Co. Ltd., Class A	4,218	48,405
Wingtech Technology Co. Ltd., Class A	6,070	47,199
WuXi AppTec Co. Ltd., Class A	16,850	185,543
WuXi AppTec Co. Ltd., Class H, 144A	37,321	367,209
Wuxi Biologics Cayman, Inc., 144A*	389,645	2,503,452
Wuxi Shangji Automation Co. Ltd., Class A	1,900	31,222
XCMG Construction Machinery Co. Ltd., Class A	133,389	99,238
Xiamen C & D, Inc., Class A	24,800	54,512
Xiaomi Corp., Class B, 144A*	966,220	1,277,483
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	27,287	44,338
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	100,138	107,637
Xinyi Solar Holdings Ltd.	547,680	632,195
XPeng, Inc., ADR*(a)	65,012	702,780
Yealink Network Technology Corp. Ltd., Class A	4,533	40,725
Yifeng Pharmacy Chain Co. Ltd., Class A	495	4,549
Yihai International Holding Ltd.*	33,109	102,650
Yihai Kerry Arawana Holdings Co. Ltd., Class A	7,184	41,835
Yonyou Network Technology Co. Ltd., Class A	20,100	65,008
YTO Express Group Co. Ltd., Class A	14,655	40,178
Yunda Holding Co. Ltd., Class A	8,618	14,964
Yunnan Aluminium Co. Ltd., Class A	18,868	28,341
Yunnan Baiyao Group Co. Ltd., Class A	7,847	62,678
Yunnan Energy New Material Co. Ltd., Class A	4,177	73,367
Yunnan Tin Co. Ltd., Class A	19,600	37,160
Zai Lab Ltd., ADR*(a)	5,363	206,797
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	3,056	109,991
Zhejiang Century Huatong Group Co. Ltd., Class A*	78,886	43,878
Zhejiang Chint Electrics Co. Ltd., Class A	7,554	30,670
Zhejiang Dahua Technology Co. Ltd., Class A	33,468	56,130
Zhejiang Dingli Machinery Co. Ltd., Class A	2,700	19,356
Zhejiang Expressway Co. Ltd., Class H	70,040	52,044
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	9,900	28,371
Zhejiang Huayou Cobalt Co. Ltd., Class A	3,273	28,883
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	9,175	83,544
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	4,030	22,529
Zhejiang Juhua Co. Ltd., Class A	18,500	44,007
Zhejiang NHU Co. Ltd., Class A	13,516	37,589
Zhejiang Supor Co. Ltd., Class A	6,300	40,760
Zhejiang Weiming Environment Protection Co. Ltd., Class A	9,700	27,935
Zheshang Securities Co. Ltd., Class A	16,722	25,236
ZhongAn Online P&C Insurance Co. Ltd., Class H, 144A*	85,669	220,607
Zhongji Innolight Co. Ltd., Class A	8,800	35,567
Zhongsheng Group Holdings Ltd.	26,588	135,571
Zhuzhou CRRC Times Electric Co. Ltd.	30,023	138,085
Zhuzhou CRRC Times Electric Co. Ltd., Class A	2,832	22,249
Zhuzhou Kibing Group Co. Ltd., Class A	23,980	33,447
Zijin Mining Group Co. Ltd., Class A	87,452	121,359
Zijin Mining Group Co. Ltd., Class H	366,661	476,323
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	34,900	28,773
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	73,661	34,257
ZTE Corp., Class A	18,512	64,028
ZTE Corp., Class H	40,095	87,017
ZTO Express Cayman, Inc., ADR(a)	31,289	784,415

(Cost $200,109,644)		136,111,442

Colombia - 0.1%
Bancolombia SA	24,943	207,113
Ecopetrol SA	160,799	76,439
Interconexion Electrica SA ESP	32,351	130,955

(Cost $480,123)		414,507

Cyprus - 0.0%
Polymetal International PLC*(b)
(Cost $548,412)	28,889	0

Czech Republic - 0.1%
CEZ AS	10,261	348,870
Komercni Banka AS	8,465	246,998
Moneta Money Bank AS, 144A	38,676	117,758

(Cost $951,780)		713,626

Egypt - 0.1%
Commercial International Bank Egypt SAE	269,614	439,839
Egyptian Financial Group-Hermes Holding Co.*	72,041	44,310

(Cost $580,780)		484,149

Greece - 0.4%
Alpha Services and Holdings SA*	227,906	237,362
Eurobank Ergasias Services and Holdings SA*	269,404	302,357
Hellenic Telecommunications Organization SA	23,798	361,428
JUMBO SA	7,006	109,577
Mytilineos SA	8,692	160,558
National Bank of Greece SA*	55,490	221,114
Piraeus Financial Holdings SA*	72,832	104,988
Star Bulk Carriers Corp.	5,794	111,535
Terna Energy SA	4,798	96,335

(Cost $1,826,062)		1,705,254

Hong Kong - 0.7%
Beijing Enterprises Water Group Ltd.	245,438	65,090
BOC Hong Kong Holdings Ltd.	391,367	1,240,962
China Everbright Environment Group Ltd.	255,131	116,689
China Jinmao Holdings Group Ltd.	539,833	126,564
China Merchants Port Holdings Co. Ltd.	80,561	117,041
China Overseas Land & Investment Ltd.	316,726	856,181
China Resources Cement Holdings Ltd.	58,571	31,591
China Resources Land Ltd.	126,066	581,433
China State Construction International Holdings Ltd.	100,213	120,042
China Taiping Insurance Holdings Co. Ltd.	100,681	102,158
Guangdong Investment Ltd.	127,454	116,914
Orient Overseas International Ltd.	6,394	119,762

(Cost $3,892,459)		3,594,427

Hungary - 0.2%
OTP Bank Nyrt	23,501	634,571
Richter Gedeon Nyrt	8,941	189,770

(Cost $1,642,868)		824,341

India - 14.9%
Aarti Industries Ltd.	16,436	136,152
Aarti Pharmalabs Ltd.*(b)	4,109	19,153
ABB India Ltd.	3,116	114,816
ACC Ltd.	6,089	191,655
Adani Green Energy Ltd.*	61,395	1,595,635
Adani Ports & Special Economic Zone Ltd.	76,811	830,963
Adani Transmission Ltd.*	25,202	900,091
Alkem Laboratories Ltd.	1,851	71,011
Ambuja Cements Ltd.	41,360	289,874
Apollo Hospitals Enterprise Ltd.	7,754	450,027
Ashok Leyland Ltd.	118,617	216,737
Asian Paints Ltd.	40,960	1,597,006
Astral Ltd.	6,452	149,316
AU Small Finance Bank Ltd., 144A	25,346	198,974
Aurobindo Pharma Ltd.	21,631	124,137
Avenue Supermarts Ltd., 144A*	15,062	744,534
Axis Bank Ltd.	203,235	2,249,189
Axis Bank Ltd., GDR	8,924	499,744
Bajaj Auto Ltd.	3,500	161,199
Bajaj Finance Ltd.	16,161	1,333,771
Bajaj Finserv Ltd.	23,950	478,346
Bajaj Holdings & Investment Ltd.	2,609	201,673
Balkrishna Industries Ltd.	6,765	169,635
Bandhan Bank Ltd., 144A*	69,084	202,240
Bank of Baroda	84,525	172,556
Berger Paints India Ltd.	27,192	207,823
Bharat Forge Ltd.	25,335	267,408
Bharti Airtel Ltd.	231,576	2,413,546
Biocon Ltd.	35,317	122,665
Bosch Ltd.	255	53,246
Britannia Industries Ltd.	4,327	231,785
Canara Bank	30,287	117,040
Cholamandalam Investment and Finance Co. Ltd.	37,973	333,328
Cipla Ltd.	49,572	693,730
Colgate-Palmolive India Ltd.	10,482	210,081
Container Corp. Of India Ltd.	19,022	180,313
Dabur India Ltd.	46,634	336,915
Dalmia Bharat Ltd.	8,311	185,812
Deepak Nitrite Ltd.	7,381	197,182
Divi’s Laboratories Ltd.	12,422	519,341
DLF Ltd.	39,961	197,582
Dr. Reddy’s Laboratories Ltd.	12,728	701,315
Eicher Motors Ltd.	5,119	219,032
Embassy Office Parks REIT	83,442	351,356
Gland Pharma Ltd., 144A*	5,501	120,215
Godrej Consumer Products Ltd.*	39,921	432,097
Godrej Properties Ltd.*	7,592	121,674
Grasim Industries Ltd.	22,477	485,704
Havells India Ltd.	14,828	228,248
HCL Technologies Ltd.	105,238	1,448,381
HDFC Asset Management Co. Ltd., 144A	2,651	71,197
HDFC Life Insurance Co. Ltd., 144A	80,730	585,478
Hero MotoCorp Ltd.	8,649	302,888
Hindalco Industries Ltd.	80,210	443,913
Hindustan Unilever Ltd.	84,532	2,786,394
Honeywell Automation India Ltd.	156	79,911
Housing Development Finance Corp. Ltd.	108,918	3,601,187
ICICI Bank Ltd.	337,645	3,950,844
ICICI Lombard General Insurance Co. Ltd., 144A	20,537	305,434
ICICI Prudential Life Insurance Co. Ltd., 144A	31,501	184,203
IDFC First Bank Ltd.*	271,652	195,476
Indian Railway Catering & Tourism Corp. Ltd.	21,352	193,026
Indus Towers Ltd.	52,599	129,437
IndusInd Bank Ltd.	48,277	692,295

Info Edge India Ltd.	5,921	290,363
Infosys Ltd.	282,867	5,678,962
Infosys Ltd., ADR	146,350	2,978,223
InterGlobe Aviation Ltd., 144A*	4,009	95,378
JSW Energy Ltd.	44,367	167,882
JSW Steel Ltd.	57,633	526,109
Jubilant Foodworks Ltd.	35,352	237,391
Kansai Nerolac Paints Ltd.	11,187	61,597
Kotak Mahindra Bank Ltd.	71,737	1,715,152
L&T Technology Services Ltd., 144A	2,360	110,553
Larsen & Toubro Infotech Ltd., 144A	3,665	217,757
Laurus Labs Ltd., 144A	30,967	158,740
Linde India Ltd.	2,032	76,119
Lupin Ltd.	15,662	147,338
Macrotech Developers Ltd., 144A*	6,261	75,752
Mahindra & Mahindra Ltd.	65,467	1,049,578
Marico Ltd.	54,315	338,384
Maruti Suzuki India Ltd.	7,628	840,594
Max Financial Services Ltd.*	22,969	199,014
Max Healthcare Institute Ltd.*	29,603	163,616
Mindtree Ltd.(b)	5,223	229,984
Mphasis Ltd.	5,326	131,930
MRF Ltd.	254	291,806
Muthoot Finance Ltd.	11,564	153,467
Nestle India Ltd.	2,217	549,480
NHPC Ltd.	230,042	118,783
NMDC Ltd.	52,600	76,023
NMDC Steel Ltd.*(b)	52,600	23,931
Oberoi Realty Ltd.	9,399	106,632
Oracle Financial Services Software Ltd.	2,341	89,340
Page Industries Ltd.	374	217,763
Persistent Systems Ltd.	3,389	172,899
PI Industries Ltd.	6,519	279,612
Pidilite Industries Ltd.	9,910	334,490
Piramal Enterprises Ltd.	8,258	83,643
Piramal Pharma Ltd.*	33,032	54,474
Polycab India Ltd.	3,340	105,200
Power Finance Corp. Ltd.	67,521	112,678
Power Grid Corp. of India Ltd.	174,065	478,786
Punjab National Bank	164,143	103,400
REC Ltd.	90,522	122,662
Samvardhana Motherson International Ltd.	85,125	78,136
SBI Cards & Payment Services Ltd.	17,072	172,793
SBI Life Insurance Co. Ltd., 144A	34,441	542,564
Shree Cement Ltd.	616	180,631
Shriram Transport Finance Co. Ltd.	11,601	192,314
Siemens Ltd.	4,477	152,554
SRF Ltd.	11,293	328,058
State Bank of India	194,572	1,439,407
Steel Authority of India Ltd.	96,449	100,492
Sun Pharmaceutical Industries Ltd.	64,432	827,630
Tata Communications Ltd.	9,401	150,095
Tata Consultancy Services Ltd.	114,766	4,778,567
Tata Consumer Products Ltd.	51,391	516,237
Tata Elxsi Ltd.	3,075	264,704
Tata Motors Ltd.*	107,230	578,574
Tata Motors Ltd., Class A*	21,074	60,852
Tata Power Co. Ltd.	88,674	244,779
Tata Steel Ltd.	443,690	586,511
Tech Mahindra Ltd.	59,858	791,626
Titan Co. Ltd.	23,758	773,979
Torrent Pharmaceuticals Ltd.	8,064	164,367
Trent Ltd.	15,318	276,815
UltraTech Cement Ltd.	7,106	617,528
United Spirits Ltd.*	18,570	212,593
UPL Ltd.	27,331	265,033
Varun Beverages Ltd.	19,654	301,617
Vedanta Ltd.	47,386	177,095
Voltas Ltd.	18,068	181,820
Wipro Ltd.	168,457	841,703
Yes Bank Ltd.*	1,736,925	365,786
Zydus Lifesciences Ltd.	16,885	84,989

(Cost $74,791,868)		72,211,270

Indonesia - 2.2%
Aneka Tambang Tbk	380,026	47,952
PT Bank Central Asia Tbk	6,055,183	3,579,646
PT Bank Jago Tbk*	529,518	154,498
PT Bank Mandiri Persero Tbk	1,945,207	1,301,421
PT Bank Negara Indonesia Persero Tbk	469,928	295,731
PT Bank Rakyat Indonesia Persero Tbk	7,619,375	2,412,007
PT Barito Pacific Tbk	2,018,151	101,347
PT Chandra Asri Petrochemical Tbk	1,436,228	218,198
PT Charoen Pokphand Indonesia Tbk	471,436	170,816
PT Elang Mahkota Teknologi Tbk	1,724,028	141,372
PT Indah Kiat Pulp & Paper Tbk	194,701	123,765
PT Indocement Tunggal Prakarsa Tbk	114,098	72,166
PT Indofood CBP Sukses Makmur Tbk	73,928	47,464
PT Indofood Sukses Makmur Tbk	277,573	113,806
PT Kalbe Farma Tbk	1,448,856	190,645
PT Merdeka Copper Gold Tbk*	1,065,263	281,018
PT Sarana Menara Nusantara Tbk	2,275,750	163,468
PT Semen Indonesia Persero Tbk	149,619	72,282
PT Telkom Indonesia Persero Tbk	3,138,139	805,904
PT Tower Bersama Infrastructure Tbk	151,700	22,372
PT Unilever Indonesia Tbk	570,997	174,223
PT Vale Indonesia Tbk*	165,095	77,397

(Cost $10,082,690)		10,567,498

Kuwait - 0.8%
Agility Public Warehousing Co. KSC	116,136	296,702
Boubyan Bank KSCP	94,771	259,655
Gulf Bank KSCP	154,371	169,881

Kuwait Finance House KSCP	332,969	936,053
Mabanee Co KPSC	40,423	115,607
Mobile Telecommunications Co. KSCP	217,049	413,594
National Bank of Kuwait SAKP	469,232	1,709,068

(Cost $3,467,900)		3,900,560

Malaysia - 0.9%
AMMB Holdings Bhd	162,900	152,736
Axiata Group Bhd	151,452	110,673
CIMB Group Holdings Bhd	452,104	589,590
DiGi.Com Bhd	88,800	79,865
Gamuda Bhd	72,322	64,720
Greatech Technology Bhd*	24,600	25,443
Hartalega Holdings Bhd	74,400	28,940
Hong Leong Bank Bhd	44,000	206,372
Hong Leong Financial Group Bhd	10,300	42,891
IHH Healthcare Bhd	74,700	97,417
Inari Amertron Bhd	223,700	133,792
IOI Corp. Bhd	87,400	75,069
Kuala Lumpur Kepong Bhd	15,700	73,779
Malayan Banking Bhd	277,556	538,574
Malaysia Airports Holdings Bhd*	40,700	58,842
Malaysian Pacific Industries Bhd	8,000	50,006
Maxis Bhd	87,200	75,289
MISC Bhd	67,700	109,599
MR DIY Group M Bhd, 144A	189,350	89,406
Nestle Malaysia Bhd	2,419	75,548
Petronas Chemicals Group Bhd	89,000	170,896
PPB Group Bhd	25,300	97,844
Press Metal Aluminium Holdings Bhd	205,500	224,098
Public Bank Bhd	701,200	709,477
QL Resources Bhd	53,600	67,128
RHB Bank Bhd	155,931	197,039
Sime Darby Bhd	121,400	58,687
Sime Darby Plantation Bhd	74,900	71,742
Telekom Malaysia Bhd	76,800	96,701
TIME dotCom Bhd	74,700	81,964
Top Glove Corp. Bhd	254,400	49,765
Westports Holdings Bhd	19,900	15,303

(Cost $4,846,358)		4,519,195

Mexico - 2.8%
Alfa SAB de CV, Class A	310,609	214,357
America Movil SAB de CV, Series L	3,008,290	2,914,579
Arca Continental SAB de CV	32,285	268,332
Cemex SAB de CV, Series CPO*	917,121	418,950
Coca-Cola Femsa SAB de CV	59,757	405,824
El Puerto de Liverpool SAB de CV, Class C1	12,773	74,125
Fibra Uno Administracion SA de CV REIT	190,970	236,279
Fomento Economico Mexicano SAB de CV	143,955	1,142,367
Gruma SAB de CV, Class B	6,395	79,496
Grupo Aeroportuario del Pacifico SAB de CV, Class B	24,575	394,956
Grupo Aeroportuario del Sureste SAB de CV, Class B	7,198	177,346
Grupo Bimbo SAB de CV, Series A	80,716	341,387
Grupo Elektra SAB DE CV(a)	5,522	293,990
Grupo Financiero Banorte SAB de CV, Class O	317,396	2,527,896
Grupo Financiero Inbursa SAB de CV, Class O*	107,371	198,575
Grupo Mexico SAB de CV, Series B	210,361	854,322
Grupo Televisa SAB, Series CPO	285,209	311,951
Industrias Penoles SAB de CV*	9,566	128,073
Kimberly-Clark de Mexico SAB de CV, Class A	177,841	301,091
Orbia Advance Corp. SAB de CV	77,787	151,491
Sitios Latinoamerica SAB de CV*	150,001	67,206
Wal-Mart de Mexico SAB de CV	567,312	2,246,583

(Cost $13,450,986)		13,749,176

Peru - 0.2%
Credicorp Ltd.(c)	2,762	424,105
Credicorp Ltd.	1,733	264,802
InRetail Peru Corp., 144A	4,448	160,173
Intercorp Financial Services, Inc.	3,238	79,655

(Cost $742,511)		928,735

Philippines - 0.6%
ACEN Corp.	59,410	7,468
Ayala Land, Inc.	419,100	233,410
Bank of the Philippine Islands	204,310	382,540
BDO Unibank, Inc.	204,290	469,910
Globe Telecom, Inc.	3,264	132,730
International Container Terminal Services, Inc.	58,370	211,560
JG Summit Holdings, Inc.	130,540	113,322
Jollibee Foods Corp.	32,860	142,339
Metropolitan Bank & Trust Co.	109,300	110,730
PLDT, Inc.	8,645	267,787
SM Investments Corp.	29,490	489,588
SM Prime Holdings, Inc.	700,500	450,817
Universal Robina Corp.	58,400	137,327

(Cost $3,395,055)		3,149,528

Qatar - 1.2%
Commercial Bank PSQC	263,842	430,348
Industries Qatar QSC	199,175	814,365
Masraf Al Rayan QSC	491,221	477,227
Mesaieed Petrochemical Holding Co.	411,067	263,002
Ooredoo QPSC	72,339	176,232
Qatar International Islamic Bank QSC	64,615	194,461
Qatar Islamic Bank SAQ	144,583	963,953
Qatar National Bank QPSC	484,503	2,607,609

(Cost $5,859,039)		5,927,197

Russia - 0.0%
Alrosa PJSC*(b)	246,725	0
MMC Norilsk Nickel PJSC(b)	5,593	0
Mobile TeleSystems PJSC, ADR*(b)	25,457	0
Mobile TeleSystems PJSC(b)	32,151	0
Novolipetsk Steel PJSC(b)	121,611	0
PIK Group PJSC*(b)	21,692	0
Polyus PJSC*(b)	2,793	0
Sberbank of Russia PJSC*(b)	989,954	0
United Co RUSAL International PJSC(b)	255,320	0
Yandex NV, Class A*(b)	28,401	0

(Cost $9,710,782)		0

Saudi Arabia - 3.0%
Advanced Petrochemical Co.	12,976	143,420
Al Rajhi Bank*	128,027	2,741,551
Alinma Bank	84,563	776,065
Almarai Co. JSC	34,317	485,646
Arab National Bank	56,331	519,218
Bank AlBilad*	43,962	606,937
Banque Saudi Fransi	52,328	596,463
Bupa Arabia for Cooperative Insurance Co.	5,594	264,875
Dr Sulaiman Al Habib Medical Services Group Co.	7,223	445,764
Etihad Etisalat Co.	32,021	310,904
Jarir Marketing Co.	5,195	228,018
Mouwasat Medical Services Co.	4,203	210,639
National Industrialization Co.*	34,215	100,481
Riyad Bank	97,730	896,904
Sahara International Petrochemical Co.	31,068	296,279
Saudi Basic Industries Corp.	57,793	1,276,004
Saudi British Bank	62,407	683,128
Saudi Industrial Investment Group	30,403	165,309
Saudi Kayan Petrochemical Co.*	62,131	192,380
Saudi National Bank	144,049	1,969,573
Saudi Telecom Co.	117,487	1,201,669
Savola Group	21,441	162,551
Yanbu National Petrochemical Co.	17,305	193,109

(Cost $14,652,257)		14,466,887

Singapore - 0.0%
BOC Aviation Ltd., 144A
(Cost $87,313)	10,949	85,917

South Africa - 3.5%
Absa Group Ltd.	65,725	793,417
Anglo American Platinum Ltd.	3,043	307,481
AngloGold Ashanti Ltd.	39,532	716,704
Aspen Pharmacare Holdings Ltd.	39,008	325,581
Bid Corp. Ltd.	35,889	704,394
Bidvest Group Ltd.	15,084	206,078
Capitec Bank Holdings Ltd.	4,051	482,450
Clicks Group Ltd.	15,369	266,700
Discovery Ltd.*	39,533	296,727
FirstRand Ltd.	409,649	1,613,773
Gold Fields Ltd.	76,761	850,953
Harmony Gold Mining Co. Ltd.	45,644	165,390
Impala Platinum Holdings Ltd.	53,313	657,571
Investec Ltd.	18,264	111,416
Kumba Iron Ore Ltd.(a)	2,423	68,943
MTN Group Ltd.	149,701	1,240,235
MultiChoice Group	30,472	213,156
Naspers Ltd., Class N	14,416	2,235,733
Nedbank Group Ltd.	42,988	577,717
Northam Platinum Holdings Ltd.*	22,929	264,694
Old Mutual Ltd.	503,220	328,621
Pepkor Holdings Ltd., 144A	83,724	108,463
Rand Merchant Investment Holdings Ltd.	73,000	125,407
Sanlam Ltd.	184,555	609,773
Shoprite Holdings Ltd.	44,622	661,868
Sibanye Stillwater Ltd.	297,357	816,453
Standard Bank Group Ltd.	116,420	1,232,864
Vodacom Group Ltd.(a)	62,807	464,655
Woolworths Holdings Ltd.	115,213	448,583

(Cost $18,022,159)		16,895,800

South Korea - 10.3%
Alteogen, Inc.*	2,685	74,614
Amorepacific Corp.	1,867	184,739
AMOREPACIFIC Group	1,617	38,805
BNK Financial Group, Inc.	19,948	111,776
Celltrion Healthcare Co. Ltd.	5,633	277,624
Celltrion Pharm, Inc.*	829	41,800
Celltrion, Inc.	5,798	773,741
Cheil Worldwide, Inc.	5,593	102,840
Chong Kun Dang Pharmaceutical Corp.	856	54,325
Chunbo Co. Ltd.	379	69,257
CJ CheilJedang Corp.	421	126,091
CJ Corp.	808	46,991
CJ ENM Co. Ltd.	544	34,566
Coway Co. Ltd.	3,295	143,907
CS Wind Corp.	1,866	108,237
Daewoo Engineering & Construction Co. Ltd.*	13,124	50,651
DB HiTek Co. Ltd.	2,758	93,268
DB Insurance Co. Ltd.	3,889	183,119
DL E&C Co. Ltd.	2,302	73,047
Dongsuh Cos., Inc.	2,983	48,403
Doosan Bobcat, Inc.	2,609	70,326
Doosan Fuel Cell Co. Ltd.*	3,358	85,551
Douzone Bizon Co. Ltd.	588	16,028
Ecopro BM Co. Ltd.	3,124	269,561
E-MART, Inc.	1,120	78,214
F&F Co. Ltd. / New	1,002	115,103
Fila Holdings Corp.	3,728	93,423
Genexine, Inc.*	2,018	31,827

Green Cross Corp.	405	39,614
GS Engineering & Construction Corp.	2,982	52,909
Hana Financial Group, Inc.	27,263	920,929
Hanjin Kal Corp.*	1,293	39,853
Hankook Tire & Technology Co. Ltd.	3,897	100,465
Hanmi Pharm. Co. Ltd.	381	75,544
Hanmi Science Co. Ltd.	1,892	45,046
Hanon Systems	11,187	73,797
Hansol Chemical Co. Ltd.	747	118,945
Hanssem Co. Ltd.	940	33,463
Hanwha Life Insurance Co. Ltd.*	28,391	54,141
Hanwha Solutions Corp.*	7,086	275,628
Helixmith Co. Ltd.*	1,045	10,419
HL Mando Co. Ltd.	1,971	71,735
HLB, Inc.*	4,850	119,701
HMM Co. Ltd.	15,910	269,017
Hugel, Inc.*	306	26,520
HYBE Co. Ltd.*	860	93,248
Hyosung Advanced Materials Corp.	152	45,352
Hyosung TNC Corp.	182	49,266
Hyundai Autoever Corp.	542	45,617
Hyundai Department Store Co. Ltd.	968	44,259
Hyundai Doosan Infracore Co. Ltd.*	11,988	75,354
Hyundai Elevator Co. Ltd.	2,611	58,997
Hyundai Engineering & Construction Co. Ltd.	6,315	196,319
Hyundai Glovis Co. Ltd.	1,121	150,022
Hyundai Marine & Fire Insurance Co. Ltd.	3,346	76,619
Hyundai Mipo Dockyard Co. Ltd.*	1,214	79,623
Hyundai Mobis Co. Ltd.	3,609	582,869
Hyundai Motor Co.	7,422	951,069
Hyundai Steel Co.	4,263	109,577
Iljin Materials Co. Ltd.	736	34,544
Industrial Bank of Korea	16,782	142,517
Kakao Corp.	17,602	752,741
Kakao Games Corp.*	2,226	73,421
KakaoBank Corp.*	10,271	195,086
Kakaopay Corp.*	1,811	72,640
KB Financial Group, Inc.	34,143	1,359,144
KCC Corp.	267	48,284
KEPCO Engineering & Construction Co., Inc.	906	41,630
KEPCO Plant Service & Engineering Co. Ltd.	1,770	46,302
Kia Corp.	14,334	745,583
KIWOOM Securities Co. Ltd.	1,489	103,869
KMW Co. Ltd.*	2,610	54,027
Korea Gas Corp.	2,008	53,137
Korea Investment Holdings Co. Ltd.	2,240	98,001
Korea Zinc Co. Ltd.	554	264,640
Korean Air Lines Co. Ltd.*	11,271	217,498
Krafton, Inc.*	1,666	286,751
KT Corp.	6,627	187,929
KT&G Corp.	10,049	761,190
Kumho Petrochemical Co. Ltd.	1,118	126,732
L&F Co. Ltd.*	1,969	328,602
LEENO Industrial, Inc.	687	89,336
LG Chem Ltd.	2,785	1,562,649
LG Corp.	6,572	419,081
LG Display Co. Ltd.	21,947	240,463
LG Electronics, Inc.	6,194	458,380
LG Energy Solution Ltd.*	1,928	858,123
LG H&H Co. Ltd.	908	451,642
LG Innotek Co. Ltd.	1,250	294,290
LG Uplus Corp.	22,570	207,072
Lotte Chemical Corp.	895	124,527
Lotte Shopping Co. Ltd.	917	58,753
LS Corp.	1,201	68,480
Meritz Financial Group, Inc.	813	23,271
Meritz Fire & Marine Insurance Co. Ltd.	3,187	111,159
Meritz Securities Co. Ltd.	17,585	77,868
Mirae Asset Securities Co. Ltd.	28,445	143,427
NAVER Corp.	13,953	1,978,399
NCSoft Corp.	813	290,038
Netmarble Corp., 144A	1,489	55,265
NH Investment & Securities Co. Ltd.	16,098	117,545
Orion Corp.	1,121	99,873
Pan Ocean Co. Ltd.	4,830	19,740
Pearl Abyss Corp.*	2,239	73,850
S-1 Corp.	961	46,780
Samsung Biologics Co. Ltd., 144A*	1,126	757,298
Samsung C&T Corp.	4,626	427,927
Samsung Electro-Mechanics Co. Ltd.	5,225	558,612
Samsung Electronics Co. Ltd.	311,765	14,703,555
Samsung Engineering Co. Ltd.*	7,907	147,186
Samsung Fire & Marine Insurance Co. Ltd.	3,247	505,940
Samsung Life Insurance Co. Ltd.	7,072	393,589
Samsung SDI Co. Ltd.	5,134	2,837,841
Samsung SDS Co. Ltd.	3,237	312,937
Samsung Securities Co. Ltd.	6,713	179,169
Seegene, Inc.	2,986	68,828
Shin Poong Pharmaceutical Co. Ltd.*	2,983	48,968
Shinhan Financial Group Co. Ltd.	47,922	1,384,409
Shinsegae, Inc.	375	59,853
SK Biopharmaceuticals Co. Ltd.*	2,240	125,006
SK Bioscience Co. Ltd.*	1,963	123,241
SK Chemicals Co. Ltd.	1,119	75,344
SK Hynix, Inc.	51,626	3,327,300
SK IE Technology Co. Ltd., 144A*	1,555	77,700
SK Innovation Co. Ltd.*	2,767	375,549
SK Square Co. Ltd.*	9,185	260,817

SK Telecom Co. Ltd.	5,747	217,879
SKC Co. Ltd.	766	65,051
Solus Advanced Materials Co. Ltd.	1,344	39,591
Soulbrain Co. Ltd.	376	60,754
SSANGYONG C&E Co. Ltd.	5,733	25,951
Studio Dragon Corp.*	733	40,295
Wemade Co. Ltd.	1,492	40,104
WONIK IPS Co. Ltd.	2,298	49,311
Woori Financial Group, Inc.	34,227	337,378
Yuhan Corp.	1,937	85,772

(Cost $65,993,751)		49,861,185

Taiwan - 18.6%
Accton Technology Corp.	40,554	356,261
Acer, Inc.	310,579	247,213
Advantech Co. Ltd.	24,556	264,586
ASE Technology Holding Co. Ltd.	353,078	1,110,455
Asia Cement Corp.	134,498	179,734
ASMedia Technology, Inc.	2,611	62,602
ASPEED Technology, Inc.	2,000	134,927
Asustek Computer, Inc.	69,533	598,462
AUO Corp.	690,444	359,682
Catcher Technology Co. Ltd.	43,107	255,248
Cathay Financial Holding Co. Ltd.	810,139	1,141,595
Chailease Holding Co. Ltd.	147,926	964,459
Chang Hwa Commercial Bank Ltd.	575,246	325,729
Cheng Shin Rubber Industry Co. Ltd.	87,184	98,593
Chicony Electronics Co. Ltd.	49,244	132,728
China Airlines Ltd.	200,772	117,583
China Development Financial Holding Corp.	1,792,524	774,302
China Development Financial Holding Corp.	207,773	50,825
China Steel Corp.	727,259	685,949
Chroma ATE, Inc.	30,496	195,870
Chunghwa Telecom Co. Ltd.	409,883	1,505,289
Compal Electronics, Inc.	422,992	296,315
CTBC Financial Holding Co. Ltd.	1,974,037	1,469,086
Delta Electronics, Inc.	202,634	1,980,083
E Ink Holdings, Inc.	69,000	404,103
E.Sun Financial Holding Co. Ltd.	1,372,303	1,101,199
Eclat Textile Co. Ltd.	19,253	284,694
eMemory Technology, Inc.	5,605	264,785
Eva Airways Corp.	170,224	153,945
Evergreen Marine Corp. Taiwan Ltd.	70,968	374,295
Far Eastern New Century Corp.	192,409	202,336
Far EasTone Telecommunications Co. Ltd.	175,364	385,846
Feng TAY Enterprise Co. Ltd.	43,856	264,650
First Financial Holding Co. Ltd.	1,120,322	949,748
Formosa Chemicals & Fibre Corp.	214,640	528,518
Formosa Plastics Corp.	302,624	883,231
Formosa Sumco Technology Corp.	6,070	30,836
Foxconn Technology Co. Ltd.	60,613	102,180
Fubon Financial Holding Co. Ltd.	767,698	1,510,283
Giant Manufacturing Co. Ltd.	17,709	131,791
Globalwafers Co. Ltd.	12,663	192,574
Highwealth Construction Corp.	87,717	127,153
Hiwin Technologies Corp.	16,964	102,095
Hon Hai Precision Industry Co. Ltd.	1,243,938	4,045,098
Hotai Motor Co. Ltd.	18,609	391,382
Hua Nan Financial Holdings Co. Ltd.	1,048,480	770,106
Innolux Corp.	884,759	354,986
Inventec Corp.	269,515	216,271
Largan Precision Co. Ltd.	5,568	413,472
Lite-On Technology Corp.	219,169	465,208
Macronix International Co. Ltd.	151,937	170,346
MediaTek, Inc.	95,881	2,274,054
Mega Financial Holding Co. Ltd.	1,115,990	1,155,512
Merida Industry Co. Ltd.	20,073	120,157
Micro-Star International Co. Ltd.	71,482	284,489
momo.com, Inc.	7,162	139,043
Nan Ya Plastics Corp.	308,138	766,718
Nan Ya Printed Circuit Board Corp.	13,944	121,594
Nanya Technology Corp.	116,457	214,032
Nien Made Enterprise Co. Ltd.	11,562	108,865
Novatek Microelectronics Corp.	34,386	332,116
Oneness Biotech Co. Ltd.*	22,720	210,251
Pegatron Corp.	174,548	350,163
Phison Electronics Corp.	8,051	85,055
Pou Chen Corp.	167,283	174,560
Powerchip Semiconductor Manufacturing Corp.	218,897	235,857
Powertech Technology, Inc.	68,856	186,257
Quanta Computer, Inc.	278,331	644,821
Realtek Semiconductor Corp.	26,578	272,613
Ruentex Development Co. Ltd.	77,613	115,897
Ruentex Industries Ltd.	57,838	124,077
Shanghai Commercial & Savings Bank Ltd.	347,521	571,227
Shin Kong Financial Holding Co. Ltd.	1,501,777	432,960
Silicon Motion Technology Corp., ADR	2,822	178,068
Sino-American Silicon Products, Inc.	40,611	208,932
SinoPac Financial Holdings Co. Ltd.	1,080,839	636,497
Standard Foods Corp.	37,567	49,655
Synnex Technology International Corp.	68,635	129,473
TA Chen Stainless Pipe	134,000	174,516
Taishin Financial Holding Co. Ltd.	1,194,497	585,547
Taiwan Business Bank	343,682	145,677
Taiwan Cement Corp.	241,828	265,259
Taiwan Cooperative Financial Holding Co. Ltd.	624,093	538,159
Taiwan Fertilizer Co. Ltd.	50,080	91,230

Taiwan High Speed Rail Corp.	229,877	215,332
Taiwan Mobile Co. Ltd.	192,984	596,333
Taiwan Semiconductor Manufacturing Co. Ltd.	2,654,032	42,079,102
Tatung Co. Ltd.*	123,942	130,537
Teco Electric and Machinery Co. Ltd.	107,051	97,506
Tripod Technology Corp.	49,616	155,725
Unimicron Technology Corp.	104,796	527,278
Uni-President Enterprises Corp.	291,953	624,423
United Microelectronics Corp.*	1,237,385	1,833,726
Vanguard International Semiconductor Corp.	91,426	243,463
Voltronic Power Technology Corp.	5,343	299,086
Walsin Lihwa Corp.	227,624	343,953
Walsin Technology Corp.	27,937	78,915
Wan Hai Lines Ltd.	57,509	141,607
Win Semiconductors Corp.	32,837	165,750
Winbond Electronics Corp.	285,514	195,852
Wistron Corp.	276,505	247,379
Wiwynn Corp.	7,697	219,164
WPG Holdings Ltd.	87,190	136,827
Yageo Corp.	21,754	325,900
Yang Ming Marine Transport Corp.	149,850	320,496
Yuanta Financial Holding Co. Ltd.	1,274,318	931,860
Zhen Ding Technology Holding Ltd.	71,962	278,250

(Cost $113,906,162)		90,240,502

Thailand - 1.9%
Advanced Info Service PCL, NVDR	106,600	571,314
Airports of Thailand PCL, NVDR*	263,600	560,612
Asset World Corp. PCL, NVDR	820,500	146,580
Bangkok Bank PCL	54,500	222,544
Bangkok Bank PCL, NVDR	53,000	216,418
Bangkok Commercial Asset Management PCL, NVDR	197,200	83,879
Bangkok Dusit Medical Services PCL, NVDR	387,100	332,051
Bangkok Expressway & Metro PCL	75,500	20,018
Bangkok Expressway & Metro PCL, NVDR	732,600	194,238
Bangkok Life Assurance PCL, NVDR	43,400	36,613
Berli Jucker PCL, NVDR	83,900	81,485
BTS Group Holdings PCL, NVDR	778,100	185,341
Bumrungrad Hospital PCL, NVDR	36,800	236,881
Carabao Group PCL, NVDR	36,700	99,386
Central Pattana PCL, NVDR	107,100	220,183
Central Retail Corp. PCL	96,100	117,178
Central Retail Corp. PCL, NVDR	183,800	224,115
Charoen Pokphand Foods PCL, NVDR	257,700	174,650
Com7 PCL, NVDR	98,600	88,772
Dohome PCL, NVDR	105,900	41,741
Energy Absolute PCL, NVDR	173,700	476,548
Fabrinet*	2,382	317,783
Hana Microelectronics PCL, NVDR	52,300	76,748
Home Product Center PCL, NVDR	322,000	134,224
Indorama Ventures PCL, NVDR	110,300	132,929
Intouch Holdings PCL, Class F	15,900	33,252
Intouch Holdings PCL, NVDR	83,400	174,415
Jay Mart PCL, NVDR	44,300	54,959
JMT Network Services PCL, NVDR	64,700	122,924
Kasikornbank PCL, NVDR	172,900	708,466
KCE Electronics PCL, NVDR	65,600	89,755
Kerry Express Thailand PCL, NVDR*	71,200	36,948
Krung Thai Bank PCL, NVDR	293,100	146,280
Krungthai Card PCL	37,100	61,807
Krungthai Card PCL, NVDR	37,100	61,807
Land & Houses PCL, NVDR	249,300	67,866
Minor International PCL, NVDR*	197,083	171,850
Muangthai Capital PCL	600	629
Muangthai Capital PCL, NVDR	33,600	35,253
Osotspa PCL	30,700	24,593
Osotspa PCL, NVDR	110,300	88,359
PTT Exploration & Production PCL, NVDR	56,900	303,338
PTT Global Chemical PCL, NVDR	220,900	300,672
SCB X PCL, NVDR	115,700	344,492
SCG Packaging PCL	53,500	83,819
SCG Packaging PCL, NVDR	73,400	114,996
Siam Cement PCL, NVDR	26,200	249,630
Siam Global House PCL, NVDR	109,113	61,882
Siam Makro PCL, NVDR	126,200	138,671
Sri Trang Agro-Industry PCL, NVDR	62,826	33,849
Sri Trang Gloves Thailand PCL	73,900	20,956
Srisawad Corp. PCL, NVDR	71,100	91,231
Thai Union Group PCL, NVDR	211,000	102,314
Thonburi Healthcare Group PCL, NVDR	28,300	50,958
Tisco Financial Group PCL, NVDR	49,900	137,963
TMBThanachart Bank PCL, NVDR	2,826,977	112,229
Total Access Communication PCL, NVDR	37,900	44,332
True Corp. PCL, NVDR	1,209,300	155,685
VGI PCL, NVDR	513,700	60,307

(Cost $9,366,344)		9,278,718

Turkey - 0.9%
Akbank TAS	326,899	304,327
Aksa Akrilik Kimya Sanayii AS	16,232	74,552
Anadolu Efes Biracilik Ve Malt Sanayii AS	27,015	93,421
Arcelik AS	17,633	87,246
Aselsan Elektronik Sanayi Ve Ticaret AS	44,901	117,167
Bera Holding AS	12,292	19,541
BIM Birlesik Magazalar AS	53,858	389,585
Borusan Yatirim ve Pazarlama AS	941	56,322
Coca-Cola Icecek AS	8,202	81,650

Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT		273,737	101,434
Eregli Demir ve Celik Fabrikalari TAS		116,073	266,306
Ford Otomotiv Sanayi AS		3,505	83,865
Hektas Ticaret TAS*		127,003	243,162
Is Gayrimenkul Yatirim Ortakligi AS REIT*		53,629	28,092
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D		78,284	62,016
KOC Holding AS		33,885	128,659
Koza Altin Isletmeleri AS		4,985	98,660
Koza Anadolu Metal Madencilik Isletmeleri AS*		34,459	84,619
Migros Ticaret AS*		3,951	28,516
Pegasus Hava Tasimaciligi AS*		1,473	31,054
Petkim Petrokimya Holding AS*		68,019	65,444
Sasa Polyester Sanayi AS*		42,023	293,127
Tekfen Holding AS		30,622	72,331
Tofas Turk Otomobil Fabrikasi AS		7,161	55,304
Turk Hava Yollari AO*		52,983	341,938
Turk Telekomunikasyon AS		59,507	55,622
Turkcell Iletisim Hizmetleri AS		146,194	266,381
Turkiye Halk Bankasi AS*		87,240	47,482
Turkiye Is Bankasi AS, Class C		361,847	201,611
Turkiye Sise ve Cam Fabrikalari AS		151,156	317,857
Turkiye Vakiflar Bankasi TAO, Class D*		209,274	111,537
Ulker Biskuvi Sanayi AS*		26,474	51,570
Yapi ve Kredi Bankasi AS		394,795	255,852

(Cost $2,855,086)			4,516,250

United Arab Emirates - 2.2%
Abu Dhabi Commercial Bank PJSC		188,240	501,734
Aldar Properties PJSC		233,601	302,098
Dubai Islamic Bank PJSC		195,547	302,398
Emaar Properties PJSC		257,843	426,813
Emirates NBD Bank PJSC		162,914	587,697
Emirates Telecommunications Group Co. PJSC		378,931	2,661,699
First Abu Dhabi Bank PJSC		291,161	1,395,163
International Holding Co. PJSC*		41,843	4,635,425

(Cost $7,827,234)			10,813,027

TOTAL COMMON STOCKS (Cost $587,007,680)			470,569,696

PREFERRED STOCKS - 2.1%
Brazil - 1.3%
Alpargatas SA		19,396	61,779
Banco Bradesco SA		575,585	1,705,259
Bradespar SA		25,703	138,320
Braskem SA, Class A		12,468	66,717
Centrais Eletricas Brasileiras SA, Class B		28,530	266,268
Cia Energetica de Minas Gerais		154,707	337,726
Gerdau SA		74,121	444,968
Itau Unibanco Holding SA		531,065	2,625,635
Itausa SA		343,849	580,623
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A		38,948	57,917

(Cost $6,821,647)			6,285,212

Chile - 0.2%
Sociedad Quimica y Minera de Chile SA, Class B
(Cost $494,625)		9,441	931,191

Colombia - 0.1%
Bancolombia SA		48,465	321,841
Grupo Aval Acciones y Valores SA		109,752	12,713

(Cost $426,029)			334,554

Russia - 0.0%
Sberbank of Russia PJSC*(b)
(Cost $275,893)		71,636	0

South Korea - 0.5%
Hyundai Motor Co.		1,493	94,865
Hyundai Motor Co. -2nd Preferred		2,627	163,733
LG Chem Ltd.		411	104,398
LG Electronics, Inc.		997	34,661
Samsung Electronics Co. Ltd.		54,544	2,311,870

(Cost $3,766,554)			2,709,527

TOTAL PREFERRED STOCKS (Cost $11,784,748)			10,260,484

	Principal Amount		Value
CORPORATE BONDS - 0.0%
India - 0.0%
Britannia Industries Ltd. Series N3, 5.50%, 6/3/24
(Cost $0)	INR	2,494	30

	Number of Shares		Value
RIGHTS - 0.0%
South Korea - 0.0%
Genexine, Inc.*, expires 1/10/23		465	1,868
HLB, Inc.*, expires 12/7/22		434	609

(Cost $0)			2,477

Taiwan - 0.0%
Shanghai Commercial & Savings Bank Ltd.*, expires 12/22/22
(Cost $0)		25,475	11,375

TOTAL RIGHTS (Cost $0)			13,852

WARRANTS - 0.0%
Switzerland - 0.0%
Cie Financiere Richemont SA*, expires 11/22/23
(Cost $0)		746	658

Thailand - 0.0%
BTS Group Holdings PCL*, expires 11/7/24	400	3
BTS Group Holdings PCL*, expires 11/20/26	800	7

(Cost $0)		10

TOTAL WARRANTS (Cost $0)		668

SECURITIES LENDING COLLATERAL - 0.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.69%(d)(e)
(Cost $2,103,886)	2,103,886	2,103,886

CASH EQUIVALENTS - 0.7%
DWS Government Money Market Series “Institutional Shares”, 3.74%(d)
(Cost $3,633,904)	3,633,904	3,633,904

TOTAL INVESTMENTS - 100.1% (Cost $604,530,218)		$486,582,520
Other assets and liabilities, net - (0.1%)		(498,268)

NET ASSETS - 100.0%		$486,084,252

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2022 is as follows:

Value ($) at 8/31/2022	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2022	Value ($) at 11/30/2022

SECURITIES LENDING COLLATERAL — 0.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.69%(d)(e)
1,366,731	737,155	(f)	—	—	—	10,076	—	2,103,886	2,103,886
CASH EQUIVALENTS — 0.7%
DWS Government Money Market Series “Institutional Shares”, 3.74%(d)
1,859,521	3,397,097		(1,622,714)	—	—	20,604	—	3,633,904	3,633,904

3,226,252	4,134,252		(1,622,714)	—	—	30,680	—	5,737,790	5,737,790

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2022 amounted to $7,682,534, which is 1.6% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Listed on the New York Stock Exchange.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $5,148,854.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2022.

ADR:	American Depositary Receipt
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
JSC:	Joint Stock Company
KSC:	Kuwait Shareholding Company
KSCP:	Kuwait Shareholding Company Public
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
PSQC:	Public Shareholders Qatari Company
QPSC:	Qatari Public Shareholders Company
QSC:	Qatari Shareholders Company
REIT:	Real Estate Investment Trust
SAE:	Societe Anonyme Egyptienne
SAQ:	Societe Anonyme Qatar
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

Market disruption risk: Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the U.S. and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the Fund and its investments. Market disruptions could cause the Fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Russia’s recent military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia’s military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial. Any such disruptions caused by Russian military action or resulting sanctions may magnify the impact of other risks described in the “Main Risks” section of the Fund’s current prospectus.

At November 30, 2022 the Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Securities Lending Collateral and Cash Equivalents
Financials	$128,836,342	26.8%
Information Technology	117,224,073	24.4
Consumer Discretionary	60,273,040	12.6
Communication Services	56,294,661	11.7
Materials	31,463,115	6.5
Industrials	27,833,975	5.8
Consumer Staples	23,608,924	4.9
Health Care	18,486,885	3.8
Utilities	8,223,253	1.7
Real Estate	7,845,136	1.6
Energy	755,326	0.2

Total	$480,844,730	100.0%

At November 30, 2022, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation†
MSCI Emerging Markets Index Future	USD	107	$5,072,646	$5,256,375	12/16/2022	$183,729

†	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of November 30, 2022.

Currency Abbreviations

INR	Indian Rupee
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2022 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$470,296,628	$—	$273,068	$470,569,696
Preferred Stocks(a)	10,260,484	—	0	10,260,484
Corporate Bonds	—	30	—	30
Rights(a)	—	13,852	—	13,852
Warrants(a)	668	—	—	668
Short-Term Investments(a)	5,737,790	—	—	5,737,790
Derivatives(b)
Futures Contracts	183,729	—	—	183,729

TOTAL	$486,479,299	$13,882	$273,068	$486,766,249

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

During the period ended November 30, 2022, the amount of transfers from Level 1 to Level 3 was $217,345 and between Level 3 and Level 1 was $91,094. The investments were transferred from Level 1 to Level 3 due to the lack of observable market data due to a decrease in market activity. The investments were transferred from Level 3 to Level 1 due to the availability of a pricing source supported by observable inputs. Transfers between price levels are recognized at the beginning of the reporting period.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

EMCR-PH1

R-089711-1 (5/24) DBX005195 (5/24)